Document and Entity Information	Dec. 30, 2024
Risk/Return:
Document Type	485BPOS
Document Period End Date	Oct. 31, 2024
Registrant Name	Fidelity Advisor Series VIII
Central Index Key	0000729218
Investment Company Type	N-1A
Amendment Flag	false